Shareholder Report, Average Annual Return (Details) 194037_Innovator U.S. Small Cap 10 Buffer ETF - Quarterly_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV
Average Annual Return, Percent	10.79%	11.19%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	16.83%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	15.31%